Stock-Based Compensation - Fair Value Of Stock Options Granted (Details) - Stock Options - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Black-Scholes option valuation model, assumptions
Risk-free interest rate, low end of range (as a percent)	1.51%	2.09%	1.34%
Risk-free interest rate, high end of range (as a percent)	2.53%	2.98%	2.29%
Volatility factor, low end of range (as a percent)	28.86%	23.33%	22.25%
Volatility factor, high end of range (as a percent)	32.08%	30.22%	26.15%
Maximum
Black-Scholes option valuation model, assumptions
Expected term of options	5 years 6 months	5 years 6 months	5 years 6 months
Weighted-average fair value of options granted (in dollars per share)	$ 12.45	$ 12.53	$ 16.69
Minimum
Black-Scholes option valuation model, assumptions
Expected term of options	4 years 3 months 18 days	2 years 9 months 18 days	3 years 9 months 18 days
Weighted-average fair value of options granted (in dollars per share)	$ 7.58	$ 7.10	$ 11.95